IMPAIRMENT CHARGES (Schedule of Statement of Operation) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Selling, General & Administration Expenses Abstract
Impairment of PP&E	$ 446	$ 3,492
Impairment of goodwill and other intangible assets	0	5,823
Impairment of financial assets	0	1,500
Total impairment loss	$ 446	$ 10,815